INTANGIBLE ASSETS (Tables)	6 Months Ended
Jun. 30, 2022
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Intangible Assets

	December 31, 2021	December 31, 2020
	In thousands
Technology	$62,150	$—
Less: accumulated amortization	(1,018)
Net book value - Technology	61,132

Intellectual property	$9,250	$—
Less: accumulated amortization	(694)
Net book value - Intellectual Property	8,556

Patents, licenses and software development	$2,822	$530
Less: accumulated amortization	(139)
Net book value - Patents, licenses and software development	2,683	530

Total intangible assets, net	$72,371	$530

In thousands	Unaudited June 30, 2022	December 31, 2021
Technology	$56,874	$62,150
Less: accumulated amortization	(3,091)	(1,018)
Net book value - Technology	53,783	61,132

Intellectual property	9,250	9,250
Less: accumulated amortization	(1,156)	(694)
Net book value - Intellectual property	8,094	8,556

Patents, licenses and software development	2,822	2,822
Less: accumulated amortization	(364)	(139)
Net book value - Patents, licenses and software development	2,458	2,683

Total intangible assets, net	$64,335	$72,371
The weighted average amortization period remaining as of June 30, 2022 is as follows:

Intellectual property	9.00 years
Technology	14.50 years
Patents, licences and software development	4.50 years

Schedule of Expected Amortization Expenses	Estimated amortization expense for each of the five succeeding years is as follows:

December 31,	Technology	Intellectual Property	Patents, licenses and software development	Total
	In thousands
2022	$4,143	$925	$564	$5,632
2023	4,143	925	564	5,632
2024	4,143	925	564	5,632
2025	4,143	925	564	5,632
2026	4,143	925	564	5,632
Thereafter	40,433	3,778	—	44,211
				$72,371

	Technology	Intellectual Property	Patents, licence, and software development	Total
Remainder of 2022	$2,071	$463	$282	$2,816
2023	4,143	925	564	5,632
2024	4,143	925	564	5,632
2025	4,143	925	564	5,632
2026	4,143	925	200	5,268
Thereafter	36,737	2,618	—	39,355
				64,335